Cash, Cash Equivalents and Other Investments Held in Trust Account - Additional Information (Details) - Gores Metropoulos II, Inc.	Sep. 30, 2021 USD ($)
Schedule Of Investments [Line Items]
Cash, cash equivalents and other investments held in Trust Account	$ 450,029,593
Money Market Funds
Schedule Of Investments [Line Items]
Cash, cash equivalents and other investments held in Trust Account	$ 450,029,593